UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];           Amendment Number:
This Amendment (check only one):        [  ] is a restatement
                                        [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Sector Gamma ASA
                -------------------------------------------------------------
Address:        Filipstad Brygge 2, P.O. Box 1994 Vika
                -------------------------------------------------------------
                Oslo, Norway 0125
                -------------------------------------------------------------

Form 13F File Number:         28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Tonje Vegarud
Title:          Head of Settlements
Phone:          +47 23012909

Signature, Place and Date of Signing:

 /s/ Tonje Vegarud            Oslo, Norway            November 12, 2009

Report Type (Check only one)

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   34

Form 13F Information Table Value Total: $364,590 (thousands)

List of Other Included Managers:


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

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           Column 1           Column 2   Column 3   Column 4            Column 5      Column 6  Column 7        Column 8

                              Title of               Value    Principal   SH/  PUT/  Investment  Other      Voting Authority
         Name of Issuer        Class      Cusip    (x$1,000)   Amount     PRN  CALL  Discretion Managers  Sole   Shared   None
 ------------------------------------------------------------------------------------------------------------------------------

 BRISTOL MYERS SQUIBB CO        COM      110122108    42,727   1,897,300  SH            SOLE              SOLE
 SCHERING PLOUGH CORP           COM      806605101    21,323     754,812  SH            SOLE              SOLE
 LILLY ELI & CO                 COM      532457108    20,429     618,507  SH            SOLE              SOLE
 ST JUDE MED INC                COM      790849103    20,207     518,001  SH            SOLE              SOLE
 MEDTRONIC INC                  COM      585055106    19,688     535,000  SH            SOLE              SOLE
 WATSON PHARMACEUTICALS INC     COM      942683103    18,532     505,780  SH            SOLE              SOLE
 ABBOTT LABS                    COM      002824100    17,547     354,700  SH            SOLE              SOLE
 CARDINAL HEALTH INC            COM      14149Y108    15,126     564,400  SH            SOLE              SOLE
 BIOGEN IDEC INC                COM      09062X103    14,676     290,500  SH            SOLE              SOLE
 CVS CAREMARK CORPORATION       COM      126650100    13,724     384,000  SH            SOLE              SOLE
 ZIMMER HLDGS INC               COM      98956P102    13,416     251,000  SH            SOLE              SOLE
 LIFEPOINT HOSPITALS INC        COM      53219L109    13,146     485,800  SH            SOLE              SOLE
 RESMED INC                     COM      761152107    12,294     272,000  SH            SOLE              SOLE
 GENZYME CORP                   COM      372917104    12,186     214,800  SH            SOLE              SOLE
 LABORATORY CORP AMER HLDGS   COM NEW    50540R409    10,578     161,000  SH            SOLE              SOLE
 KING PHARMACEUTICALS INC       COM      495582108    10,447     970,000  SH            SOLE              SOLE
 AFFYMETRIX INC                 COM      00826T108     9,291   1,058,200  SH            SOLE              SOLE
 THERMO FISHER SCIENTIFIC INC   COM      883556102     8,297     190,000  SH            SOLE              SOLE
 CAREFUSION CORP                COM      14170T101     7,868     360,900  SH            SOLE              SOLE
 ENDO PHARMACEUTICALS HLDGS I   COM      29264F205     6,857     302,996  SH            SOLE              SOLE
 VIROPHARMA INC                 COM      928241108     6,280     652,800  SH            SOLE              SOLE
 MCKESSON CORP                  COM      58155Q103     6,253     105,000  SH            SOLE              SOLE
 SALIX PHARMACEUTICALS INC      COM      795435106     5,870     276,084  SH            SOLE              SOLE
 CUBIST PHARMACEUTICALS INC     COM      229678107     5,468     270,700  SH            SOLE              SOLE
 MEDICIS PHARMACEUTICAL CORP  CL A NEW   584690309     5,412     253,500  SH            SOLE              SOLE
 MYLAN INC                      COM      628530107     5,043     315,000  SH            SOLE              SOLE
 BIOMARIN PHARMACEUTICAL INC    COM      09061G101     4,610     255,000  SH            SOLE              SOLE
 ONYX PHARMACEUTICALS INC       COM      683399109     4,340     144,800  SH            SOLE              SOLE
 AMYLIN PHARMACEUTICALS INC     COM      032346108     3,286     240,000  SH            SOLE              SOLE
 UNITEDHEALTH GROUP INC         COM      91324P102     3,255     130,000  SH            SOLE              SOLE
 COOPER COS INC               COM NEW    216648402     2,824      95,000  SH            SOLE              SOLE
 FOREST LABS INC                COM      345838106     1,766      60,000  SH            SOLE              SOLE
 OSI PHARMACEUTICALS INC        COM      671040103     1,059      30,000  SH            SOLE              SOLE
 TRIMERIS INC                   COM      896263100       765     313,585  SH            SOLE              SOLE

                                                     364,590

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